FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Accordion loan amount	$ 30,000
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	31,078	$ 59,583
Restricted Cash	2,283	3,719
Fair Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
2019 Senior Secured Credit Facility including $30 million Accordion Loan	(84,640)	(129,189)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of 2018-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(87,239)	(95,950)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of 2022-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(79,351)	(84,851)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of Nordic Hawk [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(53,540)	0
Carrying Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	31,078	59,583
Restricted Cash	2,283	3,719
Carrying Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
2019 Senior Secured Credit Facility including $30 million Accordion Loan	(84,155)	(127,600)
Carrying Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of 2018-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(86,145)	(94,622)
Carrying Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of 2022-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(78,425)	(83,815)
Carrying Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of Nordic Hawk [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	$ (52,871)	$ 0